SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Summary of Significant Accounting Policy [Line Items]
Original Loan Principal Amount	$ 44,889,000
Beneficial Conversion Discount Amount	$ 14,369,000
Warrants Issued with Notes (in shares)	1,220,000
Warrant FMV Discount Amount	$ 9,687
Minimum [Member]
Summary of Significant Accounting Policy [Line Items]
Conversion Rate (in dollars per share)	$ 3.05
Maximum [Member]
Summary of Significant Accounting Policy [Line Items]
Conversion Rate (in dollars per share)	$ 10.00
2017 Convertible Notes Payable [Member]
Summary of Significant Accounting Policy [Line Items]
Stated Annual Interest	10.00%
Original Loan Principal Amount	$ 5,795,000
Beneficial Conversion Discount Amount	$ 1,545,000
2017 Convertible Notes Payable [Member] | Minimum [Member]
Summary of Significant Accounting Policy [Line Items]
Term of Loan	Due on demand
Conversion Rate (in dollars per share)	$ 3.50
Effective Interest Rate Including Discounts	25.00%
2017 Convertible Notes Payable [Member] | Maximum [Member]
Summary of Significant Accounting Policy [Line Items]
Term of Loans	2 years
Conversion Rate (in dollars per share)	$ 10.00
Effective Interest Rate Including Discounts	110.00%
2018 Convertible Notes Payable [Member]
Summary of Significant Accounting Policy [Line Items]
Stated Annual Interest	10.00%
Original Loan Principal Amount	$ 18,684,000
Beneficial Conversion Discount Amount	$ 5,394,000
2018 Convertible Notes Payable [Member] | Minimum [Member]
Summary of Significant Accounting Policy [Line Items]
Term of Loan	Due on demand
Term of Loans	9 months
Stated Annual Interest	6.00%
Conversion Rate (in dollars per share)	$ 3.60	$ 3.50
Effective Interest Rate Including Discounts	10.00%
2018 Convertible Notes Payable [Member] | Maximum [Member]
Summary of Significant Accounting Policy [Line Items]
Term of Loans	2 years
Stated Annual Interest	10.00%
Conversion Rate (in dollars per share)	$ 10.00
Effective Interest Rate Including Discounts	110.00%
2019 Convertible Notes Payable [Member]
Summary of Significant Accounting Policy [Line Items]
Stated Annual Interest	10.00%
Original Loan Principal Amount	$ 8,210,000
Beneficial Conversion Discount Amount	$ 7,430,000
2019 Convertible Notes Payable [Member] | Minimum [Member]
Summary of Significant Accounting Policy [Line Items]
Term of Loan	Due on demand
Conversion Rate (in dollars per share)	$ 3.50
Effective Interest Rate Including Discounts	45.50%
2019 Convertible Notes Payable [Member] | Maximum [Member]
Summary of Significant Accounting Policy [Line Items]
Term of Loans	1 year
Conversion Rate (in dollars per share)	$ 7.60
Effective Interest Rate Including Discounts	110.00%
Notes Payable 2018 [Member]
Summary of Significant Accounting Policy [Line Items]
Term of Loans	18 months
Stated Annual Interest	10.00%
Original Loan Principal Amount	$ 12,200,000
Warrants Issued with Notes (in shares)	1,220,000
Exercise Price (in dollars per share)	$ 11.30
Warrant FMV Discount Amount	$ 9,687
Effective Interest Rate Including Discounts	89.00%